Acquisitions and disposals - Aggregate cash consideration of disposal of subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash consideration received	€ 157	€ 4,427
Net cash disposed	1
Vodafone New Zealand Limited
Disclosure of detailed information about business combination [line items]
Cash consideration received	(37)
Tower infrastructure in Italy
Disclosure of detailed information about business combination [line items]
Cash consideration received	192
Other disposals
Disclosure of detailed information about business combination [line items]
Cash consideration received	€ 3